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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206 Durham, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:   (919) 294-2000

Date of fiscal year end:         February 28, 2012

Date of reporting period:       November 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Common Stocks — 100.1%	Shares	Value

Consumer Discretionary — 18.9%
Diversified Consumer Services — 0.4%
DeVry, Inc.	139	$4,797

Hotels, Restaurants & Leisure — 4.4%
Darden Restaurants, Inc.	643	30,678
Marriott International, Inc. - Class A	742	22,720
Marriott Vacations Worldwide Corp. (a)	74	1,186
		54,584
Internet & Catalog Retail — 1.3%
Expedia, Inc.	555	15,437

Media — 4.3%
Interpublic Group of Cos., Inc. (The)	2,717	25,485
John Wiley & Sons, Inc. - Class A	560	26,936
		52,421
Specialty Retail — 8.5%
Bed Bath & Beyond, Inc. (a)	515	31,163
CarMax, Inc. (a)	957	27,523
DSW, Inc. - Class A	325	14,625
Ross Stores, Inc.	355	31,627
		104,938
Consumer Staples — 3.1%
Beverages — 2.1%
Beam, Inc.	159	8,351
Dr Pepper Snapple Group, Inc.	461	16,840
		25,191
Personal Products — 1.0%
Nu Skin Enterprises, Inc. - Class A	260	12,413

Energy — 10.0%
Energy Equipment & Services — 6.6%
Atwood Oceanics, Inc. (a)	160	6,560
Helix Energy Solutions Group, Inc. (a)	870	15,434
Oil States International, Inc. (a)	357	26,864
Superior Energy Services, Inc. (a)	655	19,460
Weatherford International Ltd. (a)	830	12,583
		80,901
Oil, Gas & Consumable Fuels — 3.4%
Cimarex Energy Co.	265	17,776
Peabody Energy Corp.	355	13,927
Williams Cos., Inc. (The)	315	10,168
		41,871

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 100.1% (Continued)	Shares	Value

Financials — 5.7%
Capital Markets — 2.6%
Affiliated Managers Group, Inc. (a)	235	$22,224
Raymond James Financial, Inc.	315	9,390
		31,614
Real Estate Investment Trusts (REITs) — 3.1%
Digital Realty Trust, Inc.	415	26,352
UDR, Inc.	525	12,338
		38,690
Health Care — 12.9%
Health Care Equipment & Supplies — 1.6%
CareFusion Corp. (a)	779	19,304

Health Care Providers & Services — 3.9%
DaVita, Inc. (a)	342	26,053
Universal Health Services, Inc. - Class B	559	22,483
		48,536
Pharmaceuticals — 7.4%
Endo Pharmaceuticals Holdings, Inc. (a)	657	22,489
Medicis Pharmaceutical Corp. - Class A	298	9,730
Mylan, Inc. (a)	1,370	26,756
Salix Pharmaceuticals Ltd. (a)	735	32,443
		91,418
Industrials — 15.5%
Aerospace & Defense — 1.3%
Triumph Group, Inc.	268	15,943

Building Products — 0.2%
Fortune Brands Home & Security, Inc. (a)	159	2,652

Machinery — 5.5%
Crane Co.	698	33,497
Lincoln Electric Holdings, Inc.	875	34,545
		68,042
Marine — 3.1%
Kirby Corp. (a)	592	38,054

Professional Services — 5.4%
IHS, Inc. - Class A (a)	253	22360
Manpower, Inc.	577	21,136
Verisk Analytics, Inc. - Class A (a)	580	22,782
		66,278

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 100.1% (Continued)	Shares	Value

Information Technology — 21.3%
Communications Equipment — 1.1%
Riverbed Technology, Inc. (a)	545	$14,170

Computers & Peripherals — 3.7%
NetApp, Inc. (a)	623	22,945
SanDisk Corp. (a)	470	23,176
		46,121
Internet Software & Services — 3.3%
LogMeIn, Inc. (a)	539	23,182
Monster Worldwide, Inc. (a)	2,375	17,361
		40,543
Semiconductors & Semiconductor Equipment — 5.2%
Avago Technologies Ltd.	600	17,952
Lam Research Corp. (a)	365	14,881
MEMC Electronic Materials, Inc. (a)	2,530	10,550
PMC-Sierra, Inc. (a)	3,583	20,029
		63,412
Software — 8.0%
Cadence Design Systems, Inc. (a)	1,305	14,277
Citrix Systems, Inc. (a)	122	8,710
Intuit, Inc.	408	21,722
Nuance Communications, Inc. (a)	530	13,027
Red Hat, Inc. (a)	495	24,790
Rovi Corp. (a)	562	15,595
		98,121
Materials — 11.4%
Chemicals — 5.9%
CF Industries Holdings, Inc.	125	17,475
Eastman Chemical Co.	636	25,198
FMC Corp.	80	6,714
PPG Industries, Inc.	260	22,815
		72,202
Metals & Mining — 4.7%
Cliffs Natural Resources, Inc.	583	39,533
Walter Energy, Inc.	255	18,284
		57,817
Paper & Forest Products — 0.8%
International Paper Co.	351	9,968

Telecommunication Services — 1.3%
Wireless Telecommunication Services — 1.3%
Leap Wireless International, Inc. (a)	1,732	15,709

Total Common Stocks (Cost $1,207,574)		$1,231,147

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Money Market Funds — 1.9%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,
0.01% (b) (Cost $23,361)	23,361	$23,361

Total Investments at Value — 102.0% (Cost $1,230,935)		$1,254,508

Liabilities in Excess of Other Assets — (2.0%)		(24,200)

Net Assets — 100.0%		$1,230,308

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at November 30, 2011.

See accompanying notes to Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments
November 30, 2011 (Unaudited)

1.	Securities Valuation

NCM Capital Mid-Cap Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below).  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,231,147	$–	$–	$1,231,147
Money Market Funds	23,361	–	–	23,361
Total	$1,254,508	$–	$–	$1,254,508

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments (Continued)

During the quarter ended November 30, 2011, the Fund did not have any significant transfers in and out of any Level.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of November 30, 2011.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2011:

Tax cost of portfolio investments	$1,239,257

Gross unrealized appreciation	$126,316
Gross unrealized depreciation	(111,065)
Net unrealized appreciation	$15,251

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	January 30, 2012

By (Signature and Title)*		/s/ Jide Shobande
Jide Shobande, Treasurer

Date	January 30, 2012

* Print the name and title of each signing officer under his or her signature.